Schedule of Consolidation of Subsidiaries (Details)	Sep. 30, 2023
Shoal Media Canada Inc [Member]
Ownership percentage	100.00%
Kidoz Ltd [Member]
Ownership percentage	100.00%
Rooplay Media Limited [Member]
Ownership percentage	100.00%
Rooplay Media Kenya Limited [Member]
Ownership percentage	100.00%
Shoal Media Inc [Member]
Ownership percentage	100.00%
Shoal Games UK Plc [Member]
Ownership percentage	99.00%
Shoal Media UK Ltd [Member]
Ownership percentage	100.00%